PRINCIPAL ACCOUNTING POLICIES - Intangible assets, net and Impairment of long lived assets and intangible assets with definite lives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment of long lived assets and intangible assets with definite lives
Impairment of long-lived assets	¥ 0	¥ 0
Goodwill reclassified to assets held for sale	¥ 100,900
Software copyright
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years
Supplier relationship
INTANGIBLE ASSETS, NET
Estimated useful lives (n years)	5 years